Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 10,958	$ 7,390
Trade receivables, net of allowance for credit losses at December 31, 2023 and December 31, 2022 of $81,656 and $57,048, respectively	451,130	409,766
Inventories	47,406	41,030
Prepaid expenses and other current assets	57,492	31,635
Assets held for sale – current	2,110	31,220
Total current assets	569,096	521,041
Rental equipment, net	3,381,315	3,077,287
Property, plant and equipment, net	340,887	304,659
Operating lease assets	245,647	219,405
Goodwill	1,176,635	1,011,429
Intangible assets, net	419,709	419,125
Other non-current assets	4,626	6,683
Assets held for sale – non-current	0	268,022
Total long-term assets	5,568,819	5,306,610
Total assets	6,137,915	5,827,651
Liabilities and equity
Accounts payable	86,123	109,349
Accrued expenses	129,621	109,542
Accrued employee benefits	45,564	56,340
Deferred revenue and customer deposits	224,518	203,793
Operating lease liabilities - current	57,408	50,499
Current portion of long-term debt	18,786	13,324
Liabilities held for sale – current	0	19,095
Total current liabilities	562,020	561,942
Long-term debt	3,538,516	3,063,042
Deferred tax liabilities	554,268	401,453
Operating lease liabilities – non-current	187,837	169,618
Other non-current liabilities	34,024	18,537
Liabilities held for sale – non-current	0	47,759
Long-term liabilities	4,314,645	3,700,409
Total liabilities	4,876,665	4,262,351
Preferred Stock: $0.0001 par, 1,000,000 shares authorized and zero shares issued and outstanding at December 31, 2023 and 2022	0	0
Common Stock: $0.0001 par, 500,000,000 shares authorized and 189,967,135 and 207,951,682 shares issued and outstanding at December 31, 2023 and December 31, 2022, respectively	20	21
Additional paid-in-capital	2,089,091	2,886,951
Accumulated other comprehensive loss	(52,768)	(70,122)
Accumulated deficit	(775,093)	(1,251,550)
Total shareholders' equity	1,261,250	1,565,300
Total liabilities and shareholders' equity	$ 6,137,915	$ 5,827,651